Annual Total Returns (Bar Chart) (Invesco Van Kampen Comstock Fund, Institutional Class, Invesco Van Kampen Comstock Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Annual Total Returns
'01	(1.79%)
'02	(19.59%)
'03	30.98%
'04	17.57%
'05	4.19%
'06	16.06%
'07	(1.89%)
'08	(35.89%)
'09	29.45%
'10	15.60%